Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [Abstract]
Interest expenses	$ 3,809	$ 3,476	$ 2,311
Weighted average interest rates	4.89%	4.98%	3.95%